Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel expenses
Schedule of detail of personnel expenses

	2020	2021	2022

Wages and salaries	7,838	8,307	9,164
Social security costs	1,494	1,703	2,010
Service expense related to defined contribution pension plan (Note 24)	488	483	555
Service expense related to defined benefit pension plan	194	260	221
Share-based payments	226	54	305
Bonus and benefits granted to employees	3,052	4,111	4,983
Other staff costs	1,584	1,567	1,677
	14,876	16,485	18,915

Schedule of bonus payment percentages and deferral periods

Beneficiaries	Immediate Payment
(Millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	4 years